Unaudited condensed consolidated interim statement of comprehensive income - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Operating expenses
Research and development	$ (7,088)	$ (4,620)	$ (21,570)	$ (13,574)
General and administration	(2,631)	(2,006)	(8,493)	(7,808)
Loss from operations	(9,719)	(6,626)	(30,063)	(21,382)
Finance income	2,438	0	6,049	0
Finance expense	(184)	0	(534)	0
Movement of expected credit loss	(17)	0	1	0
Foreign exchange gain	1,833	6,185	232	15,512
Total other income	4,070	6,185	5,748	15,512
Loss before tax	(5,649)	(441)	(24,315)	(5,870)
Tax charge/(credit)	0	0	0	0
Loss for the period	(5,649)	(441)	(24,315)	(5,870)
Items that may be reclassified to profit or loss
Fair value movement on marketable securities	(428)	0	(1,216)	0
Currency translation adjustment	(1,780)	(6,464)	(161)	(15,779)
Total comprehensive loss for the period	(7,857)	(6,905)	(25,692)	(21,649)
Attributable to owners:
Loss for the period	(5,649)	(441)	(24,315)	(5,870)
Total comprehensive loss for the period	$ (7,857)	$ (6,905)	$ (25,692)	$ (21,649)
Loss per share
Basic loss per share (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.47)	$ (0.11)
Diluted loss per share (in dollars per share)	$ (0.11)	$ (0.01)	$ (0.47)	$ (0.11)